Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	22,706,701	20,000,000
Common stock, shares outstanding	22,706,701	20,000,000